Concentration and Risks - Schedule of Concentration Risk of Accounts Receivable from Related Party (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Concentration Risk [Line Items]
Accounts receivable from a related party	¥ 320,939	¥ 609,094	$ 50,362
Xiaomi Inc | Accounts Receivable | Credit Risk
Concentration Risk [Line Items]
Accounts receivable from a related party	¥ 320,939	¥ 609,094
Concentration risk, percentage	100.00%	100.00%